Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Bank Borrowings [Abstract]
Schedule of Outstanding Balance of Bank Borrowings

Outstanding balances of bank borrowings as of December 31, 2023 and 2024 consist of the following:

	As of December 31,
	2023	2024
	US$	US$
Bank borrowings
Guaranteed(i)	496,517	433,991
Short-term bank borrowings(ii),(iii)	496,517	433,991
(i)	The bank borrowings were guaranteed by Mr. Shek Kin Pong, a director of the Company, and the HKMC Insurance Limited under a financing aid program for SMBs operating in Hong Kong.
(ii)	As of December 31, 2023 and 2024, the Company had bank borrowings amounted to US$496,517 and US$433,991, respectively, which contained repayment on demand clauses. Accordingly, they have been classified as current liabilities. For the purpose of the illustration, such bank borrowings are included within short-term bank borrowings and represented as bank borrowings repayable on demand.
(iii)	The bank borrowings are all denominated in HK$.

Schedule of Bank Borrowings

Bank borrowings as at December 31, 2023 and 2024 are as follows:

					Balance as at December 31,
Lender	Type	Maturity date	Currency	Interest rate	2023	2024
					US$	US$
The Hongkong and Shanghai Banking Corporation Limited	Term loan	8 years with repayable on demand clause	HK$	Prime rate – 2.25%	496,517	433,991

Schedule of Contractual Repayment

As of December 31, 2023, the contractual repayment schedule is as follows:

US$
Year ending December 31, 2024	65,136
Year ending December 31, 2025	104,401
Year ending December 31, 2026	108,249
Year ending December 31, 2027	112,017
Year ending December 31, 2028	90,311
Thereafter	16,403
Total bank borrowings	496,517

As of December 31, 2024, the contractual repayment schedule is as follows:

US$
Year ending December 31, 2025	105,732
Year ending December 31, 2026	109,084
Year ending December 31, 2027	112,542
Year ending December 31, 2028	90,305
Year ending December 31, 2029	16,328
Total bank borrowings	433,991